Borrowings and derivative financial instrument - Liquidity risk (Details) R in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 12, 2018 USD ($)	Sep. 11, 2018 USD ($)	May 21, 2018 USD ($)	Sep. 19, 2017 USD ($)	Nov. 15, 2016 ZAR (R)
Maturity analysis for financial assets held for managing liquidity risk
Other payables		R 9,364	R 5,157			R 3,449
Trade and other payables		10,443	8,523			7,740
Total		52,738	37,683			42,880
Within one year
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		10,443	8,523			7,740
Total		16,171	12,519			9,705
Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		0	0			0
Total		17,995	20,696			24,266
After five years
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		0	0			0
Total		18,572	4,468			8,909
US$600 million RCF
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	$ 600,000,000									$ 600,000,000
2022 and 2025 Notes
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $							$ 349,000,000
R6.0 billion RCF
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt												R 6,000
US$ Convertible Bond
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	$ 0			$ 383,000,000	$ 200,000			$ 384,000,000	$ 66,000,000		$ 450,000,000
Capital
Maturity analysis for financial assets held for managing liquidity risk
Other payables		12,661	5,089			3,808
Capital | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Other payables		4,915	2,308			775
Capital | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Other payables		4,060	2,723			2,919
Capital | After five years
Maturity analysis for financial assets held for managing liquidity risk
Other payables		3,686	58			114
Capital | 2026 and 2029 Notes
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		19,129
Capital | 2026 and 2029 Notes | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		0
Capital | 2026 and 2029 Notes | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		10,760
Capital | 2026 and 2029 Notes | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		8,369
Capital | Burnstone Debt
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1,158	114			109
Capital | Burnstone Debt | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		0	0			0
Capital | Burnstone Debt | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		0	12			109
Capital | Burnstone Debt | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1,158	102			0
Capital | Franco-Nevada liability
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2	2			2
Capital | Franco-Nevada liability | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2	2			2
Capital | Franco-Nevada liability | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		0	0			0
Capital | Franco-Nevada liability | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		0	0			0
Capital | Stillwater Convertible Debentures
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		4	4			4
Capital | Stillwater Convertible Debentures | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		4	4			4
Capital | Stillwater Convertible Debentures | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		0	0			0
Capital | Stillwater Convertible Debentures | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		0	0			0
Capital | US$600 million RCF
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings			6,978			5,712
Capital | US$600 million RCF | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings			873			0
Capital | US$600 million RCF | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings			6,105			5,712
Capital | US$600 million RCF | After five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings			0			0
Capital | 2022 and 2025 Notes
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings			10,292			9,809
Capital | 2022 and 2025 Notes | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings			0			0
Capital | 2022 and 2025 Notes | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings			10,292			4,952
Capital | 2022 and 2025 Notes | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings			0			4,857
Capital | R6.0 billion RCF
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings						2,500
Capital | R6.0 billion RCF | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings						0
Capital | R6.0 billion RCF | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings						2,500
Capital | R6.0 billion RCF | After five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings						0
Capital | US$ Convertible Bond
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings						5,376
Capital | US$ Convertible Bond | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings						0
Capital | US$ Convertible Bond | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings						5,376
Capital | US$ Convertible Bond | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings						0
Interest
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		9,341	6,681			7,820
Interest | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		807	809			1,184
Interest | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3,175	1,564			2,698
Interest | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		R 5,359	R 4,308			R 3,938